UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 9-30-2003

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Larsen
Title:                        Assistant Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Larsen            Manchester, MA      10/1/2003

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 3
Form 13F Information Table Entry Total: 89
Form 13F Information Table Value Total: $92,864,111

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                                                              Shares/ Put/ Invest   Other   Voting Authority
Name of Issuer                   Title of ClassCUSIP      Market Value Shares PRN     Call Discret  ManagersSole    ShareNone


3M Co                            Common        88579Y101  $227,931     3,300  SH           Sole             3,300
Abbott Labs                      Common        002824100  $201,125     4,726  SH           Sole             4,726
Adolph Coors Company             Common        217016104  $1,063,373   19,780 SH           Sole             19,780
Ambac Financial Group Inc        Common        023139108  $718,720     11,230 SH           Sole             11,230
American Express Co              Common        025816109  $207,095     4,595  SH           Sole             4,595
American International Group     Common        026874107  $1,201,142   20,817 SH           Sole             20,817
AOL Time Warner, Inc.            Common        00184a105  $373,519     24,720 SH           Sole             24,720
Automatic Data Processing        Common        053015103  $1,667,742   46,520 SH           Sole             46,520
Autozone Inc.                    Common        053332102  $2,029,645   22,670 SH           Sole             22,670
Barr Laboratories Inc            Common        068306109  $526,036     7,712  SH           Sole             7,712
BB&T Corp Com                    Common        054937107  $1,277,628   35,578 SH           Sole             35,578
Bellsouth Corporation            Common        079860102  $444,526     18,772 SH           Sole             18,772
Berkshire Hathaway Inc. Class B  Common        084670207  $204,672     82     SH           Sole             82
Berkshire Hathaway, Inc. Class A Common        084670108  $1,950,000   26     SH           Sole             26
Boston Properties, Inc.          Common        101121101  $531,638     12,230 SH           Sole             12,230
Bristol Myers Squibb             Common        110122108  $282,632     11,014 SH           Sole             11,014
Cardinal Health Inc.             Common        14149Y108  $2,816,442   48,235 SH           Sole             48,235
Caterpillar                      Common        149123101  $261,592     3,800  SH           Sole             3,800
ChevronTexaco Corp               Common        166764100  $984,795     13,783 SH           Sole             13,783
Cintas Corporation               Common        172908105  $326,354     8,818  SH           Sole             8,818
Cisco Systems                    Common        17275r102  $953,524     48,674 SH           Sole             48,674
Citigroup Inc.                   Common        172967101  $1,138,433   25,015 SH           Sole             25,015
Coca Cola Company                Common        191216100  $447,003     10,405 SH           Sole             10,405
Commerce Bancorp                 Common        200519106  $868,863     18,135 SH           Sole             18,135
Disney Walt Co                   Common        254687106  $1,215,827   60,279 SH           Sole             60,279
Dollar General                   Common        256669102  $222,900     11,145 SH           Sole             11,145
EMC Corp/Mass                    Common        268648102  $291,210     23,057 SH           Sole             23,057
Exxon Mobil Corp.                Common        30231g102  $1,809,465   49,438 SH           Sole             49,438
Fannie Mae                       Common        313586109  $2,622,481   37,357 SH           Sole             37,357
First Data Corp                  Common        319963104  $739,060     18,495 SH           Sole             18,495
Freddie Mac                      Common        313400301  $254,892     4,869  SH           Sole             4,869
Furniture Brands International InCommon        360921100  $944,238     39,180 SH           Sole             39,180
Gannett Inc                      Common        364730101  $1,160,012   14,956 SH           Sole             14,956
General Electric Co              Common        369604103  $2,716,738   91,135 SH           Sole             91,135
H & R Block Inc                  Common        093671105  $1,617,823   37,493 SH           Sole             37,493
Harley-Davidson, Inc.            Common        412822108  $2,738,724   56,820 SH           Sole             56,820
Hewlett Packard Co               Common        428236103  $247,306     12,774 SH           Sole             12,774
Home Depot                       Common        437076102  $1,512,468   47,487 SH           Sole             47,487
Illinois Tool Wks                Common        452308109  $239,861     3,620  SH           Sole             3,620
IMS Health Inc.                  Common        449934108  $250,436     11,869 SH           Sole             11,869
Intel Corp                       Common        458140100  $1,820,306   66,144 SH           Sole             66,144
International Bus Mach Com       Common        459200101  $411,765     4,661  SH           Sole             4,661
J.P. Morgan Chase & Co.          Common        46625h100  $1,181,953   34,429 SH           Sole             34,429
Johnson & Johnson                Common        478160104  $2,097,281   42,352 SH           Sole             42,352
Johnson Controls                 Common        478366107  $2,027,751   21,435 SH           Sole             21,435
Jones Apparel Group, Inc.        Common        480074103  $1,760,932   58,835 SH           Sole             58,835
Kroger Co Com                    Common        501044101  $2,674,246   149,650SH           Sole             149,650
Lincare Holdings, Inc.           Common        532791100  $1,712,250   46,770 SH           Sole             46,770
MBNA Corp Com                    Common        55262L100  $1,497,602   65,684 SH           Sole             65,684
McGraw-Hill Cos.                 Common        580645109  $1,483,664   23,880 SH           Sole             23,880
Medtronic                        Common        585055106  $851,136     18,140 SH           Sole             18,140
Merck & Co. Inc.                 Common        589331107  $2,564,532   50,662 SH           Sole             50,662
Microsoft Corp                   Common        594918104  $2,034,757   73,192 SH           Sole             73,192
Mohawk Industries Inc            Common        608190104  $1,952,028   27,370 SH           Sole             27,370
Motorola Inc                     Common        620076109  $264,070     22,097 SH           Sole             22,097
Neiman Marcus Group - Cl B       Common        640204301  $389,970     9,966  SH           Sole             9,966
Omnicom Group Inc Com            Common        681919106  $1,874,567   26,090 SH           Sole             26,090
Oracle Corp.                     Common        68389X105  $242,753     21,578 SH           Sole             21,578
Outback Steakhouse Inc.          Common        689899102  $1,517,072   40,060 SH           Sole             40,060
Paychex, Inc.                    Common        704326107  $532,949     15,629 SH           Sole             15,629
Pepsi Co Inc                     Common        713448108  $497,451     10,854 SH           Sole             10,854
Pfizer Inc.                      Common        717081103  $2,347,264   77,263 SH           Sole             77,263
Polaris Industries Inc           Common        731068102  $594,683     8,020  SH           Sole             8,020
Procter & Gamble Co              Common        742718109  $486,377     5,240  SH           Sole             5,240
Radian Group, Inc.               Common        750236101  $382,950     8,625  SH           Sole             8,625
Ross Stores, Inc.                Common        778296103  $1,781,376   38,400 SH           Sole             38,400
SBC Communications Inc.          Common        78387G103  $292,869     13,162 SH           Sole             13,162
SPDR Tr Unit Ser 1               Common        78462F103  $1,166,117   11,667 SH           Sole             11,667
St Jude Med Inc Com              Common        790849103  $282,723     5,258  SH           Sole             5,258
Stryker Corp                     Common        863667101  $212,148     2,817  SH           Sole             2,817
Sun Microsystems Inc.            Common        866810104  $37,794      11,418 SH           Sole             11,418
SunGard Data Systems, Inc.       Common        867363103  $719,579     27,350 SH           Sole             27,350
Synovus Finl Corp Com            Common        87161C105  $1,995,980   79,871 SH           Sole             79,871
Sysco Corp                       Common        871829107  $1,020,258   31,191 SH           Sole             31,191
United Technologies Corp         Common        913017109  $2,384,180   30,851 SH           Sole             30,851
UnitedHealth Group Inc           Common        91324P102  $203,293     4,040  SH           Sole             4,040
US Bancorp                       Common        902973304  $210,872     8,790  SH           Sole             8,790
Verizon Communications           Common        92343v104  $236,361     7,286  SH           Sole             7,286
Wal-Mart Stores                  Common        931142103  $687,452     12,308 SH           Sole             12,308
Washington Mut Inc Com           Common        939322103  $2,421,494   61,506 SH           Sole             61,506
WellChoice Inc                   Common        949475107  $2,451,377   81,360 SH           Sole             81,360
Wellpoint Health Networks        Common        94973H108  $319,882     4,150  SH           Sole             4,150
Wells Fargo & Co.                Common        949746101  $2,407,198   46,741 SH           Sole             46,741
Wild Oats Markets Inc.           Common        96808B107  $154,113     14,100 SH           Sole             14,100
Worthington Industries, Inc.     Common        981811102  $262,002     20,860 SH           Sole             20,860
Wyeth                            Common        983024100  $213,904     4,640  SH           Sole             4,640
Yum! Brands, Inc.                Common        988498101  $914,962     30,890 SH           Sole             30,890
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